Insurance and reinsurance contracts - Analysis of movements in insurance and reinsurance contract balances by measurement component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	$ (1,106)	$ (1,221)
Opening liabilities	126,239	149,798
Net opening balance at 1 Jan	125,133	148,577
Changes that relate to future service
Changes in estimates that result in losses or reversal of losses on onerous contracts	190	27
New contracts in the year	7	3
Total changes that relate to future service	197	30
Changes that relate to current service
Release of CSM to profit or loss	(2,193)	(2,181)
Release of risk adjustment to profit or loss	(228)	(169)
Experience adjustments	(176)	(108)
Total changes that relate to current service	(2,597)	(2,458)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	142	146
Insurance service result	(2,258)	(2,282)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	233	240
Other net finance (income) expense	8,606	(28,863)
Total net finance (income) expense from insurance and reinsurance contracts	8,839	(28,623)
Total amount recognised in income statement	6,581	(30,905)
Effect of movements in exchange rates	210	(2,150)
Total amount recognised in comprehensive income	6,791	(33,055)
Cash flows
Premiums received net of ceding commissions paid	22,294	23,464
Insurance acquisition cash flows	(4,270)	(3,138)
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,082)	(10,650)
Total cash flows	6,942	9,676
Other changes	(175)	(65)
Closing assets	(1,148)	(1,106)
Closing liabilities	139,839	126,239
Net closing balance at 31 Dec	138,691	125,133
Insurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(3,540)	(3,818)
Opening liabilities	107,582	126,438
Net opening balance at 1 Jan	104,042	122,620
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,181)	4,043
Changes in estimates that result in losses or reversal of losses on onerous contracts	196	79
New contracts in the year	(2,461)	(1,811)
Total changes that relate to future service	(3,446)	2,311
Changes that relate to current service
Experience adjustments	(176)	(108)
Total changes that relate to current service	(176)	(108)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	144	144
Insurance service result	(3,478)	2,347
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(43)	13
Other net finance (income) expense	8,650	(28,954)
Total net finance (income) expense from insurance and reinsurance contracts	8,607	(28,941)
Total amount recognised in income statement	5,129	(26,594)
Effect of movements in exchange rates	225	(1,595)
Total amount recognised in comprehensive income	5,354	(28,189)
Cash flows
Premiums received net of ceding commissions paid	22,294	23,464
Insurance acquisition cash flows	(4,270)	(3,138)
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,082)	(10,650)
Total cash flows	6,942	9,676
Other changes	(175)	(65)
Closing assets	(3,952)	(3,540)
Closing liabilities	120,115	107,582
Net closing balance at 31 Dec	116,163	104,042
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	505	547
Opening liabilities	1,418	1,661
Net opening balance at 1 Jan	1,923	2,208
Changes that relate to future service
Changes in estimates that adjust the CSM	343	(222)
Changes in estimates that result in losses or reversal of losses on onerous contracts	(6)	(52)
New contracts in the year	295	232
Total changes that relate to future service	632	(42)
Changes that relate to current service
Release of risk adjustment to profit or loss	(228)	(169)
Total changes that relate to current service	(228)	(169)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(2)	2
Insurance service result	402	(209)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	47	9
Other net finance (income) expense	(32)	(26)
Total net finance (income) expense from insurance and reinsurance contracts	15	(17)
Total amount recognised in income statement	417	(226)
Effect of movements in exchange rates	4	(59)
Total amount recognised in comprehensive income	421	(285)
Cash flows
Closing assets	631	505
Closing liabilities	1,713	1,418
Net closing balance at 31 Dec	2,344	1,923
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	1,929	2,050
Opening liabilities	17,239	21,699
Net opening balance at 1 Jan	19,168	23,749
Changes that relate to future service
Changes in estimates that adjust the CSM	838	(3,821)
New contracts in the year	2,173	1,582
Total changes that relate to future service	3,011	(2,239)
Changes that relate to current service
Release of CSM to profit or loss	(2,193)	(2,181)
Total changes that relate to current service	(2,193)	(2,181)
Changes that relate to past service
Insurance service result	818	(4,420)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	229	218
Other net finance (income) expense	(12)	117
Total net finance (income) expense from insurance and reinsurance contracts	217	335
Total amount recognised in income statement	1,035	(4,085)
Effect of movements in exchange rates	(19)	(496)
Total amount recognised in comprehensive income	1,016	(4,581)
Cash flows
Closing assets	2,173	1,929
Closing liabilities	18,011	17,239
Net closing balance at 31 Dec	20,184	19,168
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(1,856)	(2,787)
Opening liabilities	1,175	1,254
Net opening balance at 1 Jan	(681)	(1,533)
Changes that relate to future service
Changes in estimates that result in losses or reversal of losses on onerous contracts	(98)	(3)
Total changes that relate to future service	(98)	(3)
Changes that relate to current service
Release of CSM to profit or loss	203	168
Release of risk adjustment to profit or loss	24	2
Experience adjustments	45	(87)
Total changes that relate to current service	272	83
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(3)	25
Insurance service result	171	105
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(45)	(45)
Other net finance (income) expense	(146)	1,238
Total net finance (income) expense from insurance and reinsurance contracts	(191)	1,193
Total amount recognised in income statement	(20)	1,298
Effect of movements in exchange rates		(6)
Total amount recognised in comprehensive income	(20)	1,292
Cash flows
Premiums received net of ceding commissions paid	(1,032)	(970)
Claims and other insurance service expenses net of recoveries from reinsurance received	458	519
Total cash flows	(574)	(451)
Other changes		11
Closing assets	(2,426)	(1,856)
Closing liabilities	1,151	1,175
Net closing balance at 31 Dec	(1,275)	(681)
RI | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(508)	(1,752)
Opening liabilities	1,162	1,474
Net opening balance at 1 Jan	654	(278)
Changes that relate to future service
Changes in estimates that adjust the CSM	57	280
Changes in estimates that result in losses or reversal of losses on onerous contracts	(98)	(3)
New contracts in the year	75	(45)
Total changes that relate to future service	34	232
Changes that relate to current service
Experience adjustments	45	(87)
Total changes that relate to current service	45	(87)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(3)	25
Insurance service result	76	170
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	6	(3)
Other net finance (income) expense	(156)	1,224
Total net finance (income) expense from insurance and reinsurance contracts	(150)	1,221
Total amount recognised in income statement	(74)	1,391
Effect of movements in exchange rates	1	(19)
Total amount recognised in comprehensive income	(73)	1,372
Cash flows
Premiums received net of ceding commissions paid	(1,032)	(970)
Claims and other insurance service expenses net of recoveries from reinsurance received	458	519
Total cash flows	(574)	(451)
Other changes		11
Closing assets	(1,175)	(508)
Closing liabilities	1,182	1,162
Net closing balance at 31 Dec	7	654
RI | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	39	15
Opening liabilities	(44)	(46)
Net opening balance at 1 Jan	(5)	(31)
Changes that relate to future service
Changes in estimates that adjust the CSM	43	10
New contracts in the year	(5)	1
Total changes that relate to future service	38	11
Changes that relate to current service
Release of risk adjustment to profit or loss	24	2
Total changes that relate to current service	24	2
Changes that relate to past service
Insurance service result	62	13
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(2)	(1)
Other net finance (income) expense	10	10
Total net finance (income) expense from insurance and reinsurance contracts	8	9
Total amount recognised in income statement	70	22
Effect of movements in exchange rates	(2)	4
Total amount recognised in comprehensive income	68	26
Cash flows
Closing assets	84	39
Closing liabilities	(21)	(44)
Net closing balance at 31 Dec	63	(5)
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(1,387)	(1,050)
Opening liabilities	57	(174)
Net opening balance at 1 Jan	(1,330)	(1,224)
Changes that relate to future service
Changes in estimates that adjust the CSM	(100)	(290)
New contracts in the year	(70)	44
Total changes that relate to future service	(170)	(246)
Changes that relate to current service
Release of CSM to profit or loss	203	168
Total changes that relate to current service	203	168
Changes that relate to past service
Insurance service result	33	(78)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(49)	(41)
Other net finance (income) expense		4
Total net finance (income) expense from insurance and reinsurance contracts	(49)	(37)
Total amount recognised in income statement	(16)	(115)
Effect of movements in exchange rates	1	9
Total amount recognised in comprehensive income	(15)	(106)
Cash flows
Closing assets	(1,335)	(1,387)
Closing liabilities	(10)	57
Net closing balance at 31 Dec	$ (1,345)	$ (1,330)